GOF P-3 05/15

SUPPLEMENT DATED MAY 1, 2015

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

FRANKLIN HIGH INCOME TRUST

Franklin High Income Fund

FRANKLIN STRATEGIC SERIES

Franklin Strategic Income Fund

The Prospectus is amended as follows:

I. For the Franklin High Income Fund, the portfolio management team under “FUND SUMMARY – Portfolio Managers” section on page 9 is revised as follows:

Portfolio Manager

Christopher J. Molumphy, CFA

Executive Vice President and Director of Advisers and portfolio manager of the Fund since 1991.

Eric G. Takaha, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2005.

Glenn Voyles, CFA

Vice President of Advisers and portfolio manager of the Fund since May 2015.

II. For the Franklin Strategic Income Fund, the portfolio management team under “FUND SUMMARY – Portfolio Managers” section on page 12 is revised as follows:

Portfolio Managers

Christopher J. Molumphy, CFA

Executive Vice President and Director of Advisers and portfolio manager of the Fund since 1994.

Eric G. Takaha, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 1997.

Roger Bayston, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since May 2015.

III. For the Franklin High Income Fund, the portfolio management team under “FUND DETAILS – Management” section on page 23 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in high yield, lower rated debt securities.

The portfolio managers of the team are as follows:

Christopher J. Molumphy, CFA, Executive Vice President and Director of Advisers

Mr. Molumphy has been a portfolio manager of the Fund since 1991, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

Eric G. Takaha, CFA, Senior Vice President of Advisers

Mr. Takaha has been a portfolio manager of the Fund since 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

Glenn Voyles, CFA, Vice President of Advisers

Mr. Voyles has been a portfolio manager of the Fund since May 2015, providing research and advice on the purchase and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1993.

As co-lead portfolio managers, Messrs. Molumphy and Takaha have equal authority over all aspects of the Fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Mr. Voyles provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

IV. For the Franklin Strategic Income Fund, the portfolio management team under “FUND DETAILS – Management” section on page 32 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

Christopher J. Molumphy, CFA, Executive Vice President and Director of Advisers

Mr. Molumphy has been a portfolio manager of the Fund since 1994. He joined Franklin Templeton Investments in 1988.

Eric G. Takaha, CFA, Senior Vice President of Advisers

Mr. Takaha has been a portfolio manager of the Fund since 1997. He joined Franklin Templeton Investments in 1989.

Roger Bayston, CFA, Senior Vice President of Advisers

Mr. Bayston has been a portfolio manager of the Fund since May 2015. He joined Franklin Templeton Investments in 1991.

As co-lead portfolio managers, Messrs. Molumphy and Takaha have equal authority over all aspects of the Fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Mr. Bayston provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.